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June 3, 2005

VIA EDGAR AND OVERNIGHT DELIVERY

Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, NW

Washington D.C. 20549-1004

Mail Stop 03-06

Attention: Mary Beth Breslin

Re:	HemoSense, Inc. Amendment No. 3 to Registration Statement on Form S-1 File No. 333-123705

Dear Ms. Breslin:

On behalf of HemoSense, Inc. (the “Company”), we are hereby filing pre-effective Amendment No. 3 to the Company’s Registration Statement on Form S-1 (“Amendment No. 3”). Amendment No. 3 is being filed to:

•	update the disclosure regarding our recent FDA inspection and to move the risk factor up in prominence;

•	add disclosure relating to the distribution agreement the Company has recently entered into with McKesson Medical-Surgical; and

•	make certain other minor changes.

We would very much appreciate the Staff’s prompt review of Amendment No. 3. Should you have any questions or additional comments, please contact me at (650) 320-4872.

Sincerely,

Wilson Sonsini Goodrich & Rosati

Professional Corporation

/s/ David J. Saul

David J. Saul